COMMITMENTS AND CONTINGENCIES (Tables)	6 Months Ended
Jun. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]

Future minimum payments under long-term, non-cancelable leases as of June 30, 2012, are as follows:

Year Ending December 31,	Future Minimum Payments
2011 (six months)	$173
2012	1,312
2013	483
2014	47
2015	15
Total	$2,030